Supplemental Oil and Gas Information (Unaudited) - Additional Information (Detail)	12 Months Ended
Dec. 31, 2016
Extractive Industries [Abstract]
Additional Information Necessary to Prevent Disclosure of Discounts Future Net Cash Flows from Being Misleading	As required by the FASB and SEC, the standardized measure of discounted future net cash flows presented below is computed by applying first-day-of-the-monthaverage prices, year-endcosts and legislated tax rates and a discount factor of 10 percent to proved reserves.